AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON

OCTOBER 31, 2008

Registration Nos.     2-92633

811-04087

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 68	☒

and/or

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 69	☒

MANNING & NAPIER FUND, INC.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive

Fairport, New York 14450

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, Including Area Code)

(585) 325-6880

B. Reuben Auspitz

c/o Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(Name and Address of Agent For Service)

Copies to:

Richard W. Grant, Esquire

Morgan, Lewis & Bockius, LLP

1701 Market St.

Philadelphia, PA 19103

Approximate Date of Proposed Public Offerings: Continuous

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on November 7, 2008 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on [date] pursuant to paragraph (a) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 68 to the Registration Statement of the Manning & Napier Fund, Inc. (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001193125-08-180565) on August 19, 2008.

The Registrant’s Prospectus relating to the Dividend Focus Series is hereby incorporated by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR (Accession No.0001193125-08-180565) on August 19, 2008.

The Registrant’s Statement of Additional Information relating to the Dividend Focus Series is hereby incorporated by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR (Accession No.0001193125-08-180565) on August 19, 2008.

The Registrant’s Part C is hereby incorporated by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001193125-08-180565) on August 19, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 68 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Fairport and State of New York on the 31st day of October, 2008.

Manning & Napier Fund, Inc. (Registrant)

By:	/s/ B. Reuben Auspitz
B. Reuben Auspitz President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 68 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of October 2008:

Signature	Title	Date

/s/ B. Reuben Auspitz B. Reuben Auspitz	President, Principal Executive Officer and Director	10/31/2008

/s/ Jeffrey S. Coons Jeffrey S. Coons	Vice President	10/31/2008

/s/ Harris H. Rusitzky Harris H. Rusitzky*	Director	10/31/2008

/s/ Peter L. Faber Peter L. Faber*	Director	10/31/2008

/s/ Stephen B. Ashley Stephen B. Ashley*	Director	10/31/2008

/s/ Paul A. Brooke Paul A. Brooke**	Director	10/31/2008

/s/ Christine Glavin Christine Glavin	Principal Financial Officer, Chief Financial Officer, Treasurer	10/31/2008

*	By: Christine Glavin, Attorney in Fact. Pursuant to Power of Attorney dated November 21, 2002. See File Number 002-92633, filed on February 28, 2003. Incorporated by reference.

**	By: Christine Glavin, Attorney in Fact. Pursuant to Power of Attorney dated January 10, 2008. See File Number 002-92633, filed on February 28, 2008. Incorporated by reference.